Equity (Details) - Stock Options [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding shares, Beginning	8,924	4,977
Options outstanding, Options issued	3,456	5,410
Options outstanding, Exercised	(47)	(810)
Options outstanding, Forfeited	(2,711)	(653)
Options outstanding shares, Ending	9,622	8,924
Weighted average grant date fair value, Options issued	$ 1.06	$ 4.76
Weighted average grant date fair value, Exercised	1.22	1.7
Weighted average grant date fair value, Forfeited	3.56	6.19
Weighted average exercise price, Beginning	4.64	3.07
Weighted average exercise price, Options issued	1.41	7.47
Weighted average exercise price, Exercised	1.59	1.77
Weighted average exercise price, Forfeited	3.51	6.24
Weighted average exercise price, Ending	$ 3.03	$ 4.64
Options exercisable, Beginning	3,036	2,965
Options exercisable, Ending	3,709	3,036
Weighted average exercise price options exercisable, Beginning	$ 3.93	$ 3.47
Weighted average exercise price options exercisable,Ending	$ 3.74	$ 3.93